Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME	$ 179	$ 570	$ 867
Items that will not be reclassified subsequently to the income statement
Net actuarial gains (losses) from remeasurements of defined benefit pension plans	(210)	176
Income tax recognized directly in other comprehensive income	29	(31)
Effects from strategic equity investments	(8)	(3)	(10)
Items that will not be reclassified subsequently to profit or loss	(189)	142	(10)
Items that are or may be reclassified subsequently to the income statement
Derivative financial instruments designated as cash flow hedges	(137)	(119)	15
Currency translation results of foreign subsidiaries	60	(91)	(14)
Income tax recognized directly in other comprehensive income	49	43	13
Items that are or may be reclassified subsequently to profit or loss	(28)	(167)	14
Total items of other comprehensive income, net	(217)	(25)	4
TOTAL COMPREHENSIVE INCOME (LOSS)	(38)	545	871
Non-controlling interest comprehensive income (loss)	(69)	1	12
CONTROLLING INTEREST COMPREHENSIVE INCOME	$ 31	$ 544	$ 859

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.